Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant, and Equipment
Schedule of Property, Plant, and Equipment

€ millions	Land and Buildings	Other Property, Plant, and Equipment	Advance Payments and Construction in Progress	Total
Net Value
December 31, 2016	1,137	1,297	146	2,580
December 31, 2017	1,162	1,592	213	2,967